Equity - Schedule of Subscription Receivables (Details) - Subscription Receivable including Common Stock [Member] - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2024	Dec. 31, 2023
Schedule of Subscription Receivables [Line Items]
Balance at beginning of year		$ 2,967,100	$ 319,872
Issuance of shares	[1]		2,866,856
Settlement of subscription receivable	[2]		(219,628)
Business combination		(2,967,100)
Total			$ 2,967,100

[1]	On August 15, 2022, the Company issued and allotted additional 41,830 ordinary shares to Seazen Resources Investment Limited (“Seazen”) at the consideration of $961,538, of which other borrowings of $641,025 and $641 settlement was offset with consideration as partial settlement and $319,872 was subscription receivable due from Seazen.
[2]	On January 18, 2023, the Company received $192,308 from Seazen, reducing the subscription receivable by $192,308. On January 10, 2023, the Company issued and allotted additional 27,293 ordinary shares to Tung Donald FAN and Hok Lun Alan Lau at the consideration of $812,573. On December 4, 2023, the Company issued and allotted additional 69,000 shares to DoubleClick Services Limited at $2,054,283. Among the subscription receivable during the year, $27,320 was settled by the professional consulting service rendered during the year ended December 31, 2023.